INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Carrying amounts	$ 10,982,831	$ 0
Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Carrying amounts	3,477,257	0
Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Carrying amounts	1,697,000	0
Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Carrying amounts	5,808,574	$ 0
Cost [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Cost [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Cost [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Cost [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Additions from Business Combinations [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	14,983,400
Additions from Business Combinations [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	3,623,497
Additions from Business Combinations [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Additions from Business Combinations [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	11,360,003
Additions from Asset Acquisition [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	5,760,000
Additions from Asset Acquisition [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Additions from Asset Acquisition [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	5,760,000
Additions from Asset Acquisition [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Effect of Movements in Exchange Rates [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	98,229
Accumulated Amortization	5,238
Accumulated Impairment	0
Effect of Movements in Exchange Rates [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	98,229
Accumulated Amortization	5,238
Accumulated Impairment	0
Effect of Movements in Exchange Rates [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Accumulated Amortization	0
Accumulated Impairment	0
Effect of Movements in Exchange Rates [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	0
Accumulated Amortization	0
Accumulated Impairment	0
Cost [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	20,841,729
Cost [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	3,721,726
Cost [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	5,760,000
Cost [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Cost	11,360,003
Accumulated Amortization [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	0
Accumulated Amortization [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	0
Accumulated Amortization [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	0
Accumulated Amortization [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	0
Additions [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	239,231
Accumulated Impairment	9,614,429
Additions [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	239,231
Accumulated Impairment	0
Additions [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	0
Accumulated Impairment	4,063,000
Additions [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	0
Accumulated Impairment	5,551,429
Accumulated Amortization [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	244,469
Accumulated Amortization [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	244,469
Accumulated Amortization [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	0
Accumulated Amortization [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Amortization	0
Accumulated Impairment [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Impairment	0
Accumulated Impairment [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Impairment	0
Accumulated Impairment [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Impairment	0
Accumulated Impairment [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Impairment	0
Accumulated Impairment [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Impairment	9,614,429
Accumulated Impairment [Member] | Customer Relationship [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Impairment	0
Accumulated Impairment [Member] | Software Under Development [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Impairment	4,063,000
Accumulated Impairment [Member] | Goodwill [Member]
INTANGIBLE ASSETS and GOODWILL - Schedule of Intangible Assets and Goodwill (Details) [Line Items]
Accumulated Impairment	$ 5,551,429